Restricted cash (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents, Current	$ 1,974	$ 2,100
Property Available for Operating Lease [Member]
Restricted Cash and Cash Equivalents, Current	235	237
Bank Guarantees For Sales Contracts With Various Hospitals And Health Authorities [Member]
Restricted Cash and Cash Equivalents, Current	$ 1,739	$ 1,863